ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - Fresh Vegetables [Member] - Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member] - USD ($)
$ in Thousands
	Jun. 30, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash	$ 1,238	$ 1,425
Current receivables, net	82,916	15,633
Inventories, net	26,136	35,266
Prepaid expenses and other current assets	8,048	5,724
Property, plant and equipment, net	237,576	230,292
Operating lease right-of-use assets	109,039	107,390
Other noncurrent assets	19,463	18,727
Net book value of disposal group assets	484,416	414,457
Accounts payable	69,519	69,998
Accrued and other current liabilities	74,845	82,019
Operating lease liabilities	75,161	87,477
Deferred income tax liabilities	38,247	34,005
Other long-term liabilities	17,854	17,843
Total Fresh Vegetables liabilities held for sale	$ 275,626	$ 291,342